Interest and Other Income - Summary of Interest and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income	$ 899	$ 772	$ 677
Dividend income (from investments in equity securities)	23	104	375
Net gains on sale and revaluation of non-current assets and businesses	2,519	3,265	1,640
Net foreign exchange gains/(losses) on financing activities	5	(174)	(453)
Other	179	104	227
Total	$ 3,625	$ 4,071	$ 2,466